Leases	12 Months Ended
Oct. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Leases [Text Block]
8. Leases

(a) Continuity schedule of lease obligation

The lease obligation relates to the use of office space in Toronto, Ontario. The lease agreement in effect for the years ended October 31, 2021 and 2020 was set to expire on July 31, 2022. On May 26, 2022, a new lease agreement was entered into for a term from August 1, 2022 to July 31, 2025 for office space in another location in Toronto, Ontario. The present value of the lease obligation was calculated using a discount rate of 9%.

Balance, November 1, 2019	$-
Adoption of IFRS 16	74,307
Interest expense	14,081
Lease payments	(25,504)
Foreign exchange	(10,814)
Balance, October 31, 2020	$52,070
Interest expense	9,160
Lease payments	(36,442)
Balance, October 31, 2021	$24,788
New lease agreement	48,408
Interest expense	3,629
Lease payments	(28,946)
Foreign exchange	(3,095)
Balance, October 31, 2022	$44,784

(b) Maturity analysis of lease obligations

The following represents a maturity analysis of the Company's undiscounted contractual lease obligations as at October 31, 2022:

CDN
Less than one year	$25,532
Between one and five years	$43,804